Note Payable and Revolving Line of Credit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Feb. 29, 2012	Dec. 31, 2010
Loan and security agreement (LSA)
Note payable and revolving line of credit
Maximum availability			$ 12.0	$ 10.0
Description of variable interest rate	prime rate
Interest rate margin (as a percent)	3.00%
Interest rate floor (as a percent)	5.25%
Current availability	12.0	8.2
Period of accounts receivable used to calculate adjusted quick ratio	90 days
Minimum adjusted quick ratio required	1.10
Corporate credit card line and letters of credit
Note payable and revolving line of credit
Maximum availability			3.0	0.2
Letter of credit
Note payable and revolving line of credit
Letter of credit outstanding	2.5	2.5
Revolving line of credit
Note payable and revolving line of credit
Amount available under letter of credit facility	9.5	5.7
Revolving line of credit, amount outstanding	$ 0	$ 0